UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21869
Highland Credit Strategies Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-665-1287
Date of fiscal year end: December 31
Date of reporting period: July 1, 2007 - June 30, 2008
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008
HIGHLAND CREDIT STRATEGIES FUND
     GLOBALSANTAFE CORPORATION

Security:	G3930E101	Agenda Number:	932778395
Ticker:	GSF	Meeting Type:	Special
ISIN:	KYG3930E1017	Meeting Date:	09-Nov-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Share Scheme	Mgmt	For	For

02	Share Scheme	Mgmt	For	For

GRAPHIC PACKAGING CORPORATION

Security:	388688103	Agenda Number:	932798513
Ticker:	GPK	Meeting Type:	Special
ISIN:		Meeting Date:	17-Jan-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Approve Merger Agreement	Mgmt	For	For

02	Increase Share Capital	Mgmt	For	For

03	Approve Motion to Adjourn Meeting	Mgmt	For	For

GRAPHIC PACKAGING HOLDING COMPANY

Security:	388689101	Agenda Number:	932885087
Ticker:	GPK	Meeting Type:	Annual
ISIN:		Meeting Date:	20-May-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 G. ANDREA BOTTA	Mgmt	For	For

	2 JEFFREY H. COORS	Mgmt	For	For

	3 KEVIN J. CONWAY	Mgmt	For	For

	4 KELVIN L. DAVIS	Mgmt	For	For

	5 DAVID W. SCHEIBLE	Mgmt	For	For

GRAY TELEVISION INC

Security:	389375106	Agenda Number:	932877535
Ticker:	GTN	Meeting Type:	Annual
ISIN:	US3893751061	Meeting Date:	04-Jun-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 RICHARD L. BOGER	Mgmt	No vote

	2 RAY M. DEAVER	Mgmt	No vote

	3 T.L. ELDER	Mgmt	No vote

	4 HILTON H. HOWELL, JR.	Mgmt	No vote

	5 WILLIAM E. MAYHER, III	Mgmt	No vote

	6 ZELL B. MILLER	Mgmt	No vote

	7 HOWELL W. NEWTON	Mgmt	No vote

	8 HUGH E. NORTON	Mgmt	No vote

	9 ROBERT S. PRATHER, JR.	Mgmt	No vote

	10 HARRIETT J. ROBINSON	Mgmt	No vote

	11 J. MACK ROBINSON	Mgmt	No vote

GRAY TELEVISION INC

Security:	389375205	Agenda Number:	932877535
Ticker:	GTNA	Meeting Type:	Annual
ISIN:	US3893752051	Meeting Date:	04-Jun-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 RICHARD L. BOGER	Mgmt	For	For

	2 RAY M. DEAVER	Mgmt	For	For

	3 T.L. ELDER	Mgmt	For	For

	4 HILTON H. HOWELL, JR.	Mgmt	For	For

	5 WILLIAM E. MAYHER, III	Mgmt	For	For

	6 ZELL B. MILLER	Mgmt	For	For

	7 HOWELL W. NEWTON	Mgmt	For	For

	8 HUGH E. NORTON	Mgmt	For	For

	9 ROBERT S. PRATHER, JR.	Mgmt	For	For

	10 HARRIETT J. ROBINSON	Mgmt	For	For

	11 J. MACK ROBINSON	Mgmt	For	For

ICO GLOBAL COMMUNICATIONS (HLDG.) LTD.

Security:	44930K108	Agenda Number:	932895824
Ticker:	ICOG	Meeting Type:	Annual
ISIN:	US44930K1088	Meeting Date:	06-Jun-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 CRAIG O. MCCAW	Mgmt	For	For

	2 J. TIMOTHY BRYAN	Mgmt	For	For

	3 DONNA P. ALDERMAN	Mgmt	For	For

	4 SAMUEL L. GINN	Mgmt	For	For

	5 BARRY L. ROWAN	Mgmt	For	For

	6 R. GERARD SALEMME	Mgmt	For	For

	7 H. BRIAN THOMPSON	Mgmt	For	For

	8 DAVID WASSERMAN	Mgmt	For	For

	9 BENJAMIN G. WOLFF	Mgmt	For	For

02	Ratify Appointment of Independent Auditors	Mgmt	For	For

NRG ENERGY, INC.

Security:	629377508	Agenda Number:	932844396
Ticker:	NRG	Meeting Type:	Annual
ISIN:	US6293775085	Meeting Date:	14-May-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 LAWRENCE S. COBEN	Mgmt	For	For

	2 PAUL W. HOBBY	Mgmt	For	For

	3 HERBERT H. TATE	Mgmt	For	For

	4 WALTER R. YOUNG	Mgmt	For	For

02	Adopt Employee Stock Purchase Plan	Mgmt	For	For

03	Ratify Appointment of Independent Auditors	Mgmt	For	For

OWENS CORNING

Security:	690742101	Agenda Number:	932783930
Ticker:	OC	Meeting Type:	Annual
ISIN:	US6907421019	Meeting Date:	06-Dec-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 RALPH F. HAKE	Mgmt	For	For

	2 F. PHILIP HANDY	Mgmt	For	For

	3 MARC SOLE	Mgmt	For	For

	4 MICHAEL H. THAMAN	Mgmt	For	For

	5 DANIEL K.K. TSEUNG	Mgmt	For	For

02	Amend Stock Option Plan	Mgmt	Against	Against

03	Ratify Appointment of Independent Auditors	Mgmt	For	For

PDL BIOPHARMA, INC.

Security:	69329Y104	Agenda Number:	932893313
Ticker:	PDLI	Meeting Type:	Annual
ISIN:	US69329Y1047	Meeting Date:	28-May-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Miscellaneous Corporate Governance	Mgmt	For	For

02	Ratify Appointment of Independent Auditors	Mgmt	For	For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Highland Credit Strategies Fund

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President (Principal Executive Officer)

Date	August 28, 2008

*Print the name and title of each signing officer under his or her signature.